DEBT (Details Narrative) - USD ($)														1 Months Ended														3 Months Ended			5 Months Ended	12 Months Ended
	Sep. 07, 2022	Aug. 05, 2022	Jul. 15, 2022	Jul. 11, 2022	Jul. 06, 2022	Jul. 05, 2022	Jun. 13, 2022	Jun. 06, 2022	Apr. 11, 2022	Aug. 10, 2021	Jul. 02, 2021	Apr. 09, 2020	May 08, 2019	Jul. 09, 2022	Jun. 29, 2022	Jun. 08, 2022	May 23, 2022	Apr. 30, 2022	Apr. 21, 2022	Apr. 18, 2022	Jan. 28, 2022	Nov. 24, 2021	Jul. 31, 2021	May 17, 2021	Mar. 17, 2021	Jan. 25, 2021	Sep. 25, 2019	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Apr. 23, 2020	Apr. 30, 2022	Dec. 09, 2021	Apr. 30, 2021	Apr. 30, 2021	Aug. 26, 2022	Aug. 22, 2022	Jul. 18, 2022	Jul. 13, 2022	Jun. 28, 2022	Jan. 13, 2022	Dec. 02, 2021	Nov. 05, 2021	Nov. 04, 2021	Oct. 31, 2021	Sep. 15, 2021	Aug. 04, 2021	Sep. 10, 2020	Aug. 12, 2020	May 02, 2020	Mar. 05, 2020	Aug. 23, 2018	Aug. 04, 2016	Apr. 30, 2016	Nov. 18, 2015
Notes payable																		$ 357,300										$ 552,300				$ 357,300		$ 332,300	$ 332,300																		$ 35,000		$ 100,000
Amended price of per share																																						$ 0.0168
Amount converted to note payable including accrued interest per share																																						$ 0.0168
Allocated warrants value																												144,515				4,144,927
Amortization of debt discounts																		12,184		$ 93,412												88,495
Debt discount balance amount																	$ 297,975	100,000		297,975												100,000
Aggregate principal amount							$ 100,000										560,000			560,000
Net proceeds from issuance of note																	468,760			5,000,000
Payment of OID																	560,000			1,000,000
Debt issuance costs																	35,240			$ 35,240
Notes issued to lender description																				70,000
Warrants issued debt discount																	274,962			$ 1,000,000
OID, debt discount cost and warrants																	366,202			370,602
Debt discount balance 1																		358,418														358,418
Payment to lenders																			$ 3
Purchase of football equipment																			$ 450,000
Liability of options conversion																		446,862														446,862
Late fee on convertible promissory note in default																								$ 30,000				$ 1,750				1,750
Interest rate of the lower, per annum																												22.00%
Amortization of the debt discounts																												$ 69,227
Interest Expense																$ 12,704																39,178			35,069
Accrued interest notes payable																												139,995				139,995		100,817
Accrued interest related party																		$ 10,529										$ 12,704				$ 10,529		$ 5,029	$ 5,029
Convertible promissory note percentage																												10.00%				10.00%
Common stock, par value																		$ 0.001										$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001																$ 0.001
Principal amount, conversion	$ 50,000		$ 40,000
Issuance shares of common stock																												1,000,000
Payment amount description																												125% of principal amount plus accrued interest				125% of principal amount plus accrued interest
Par value of common stock																												$ 0.001
Brokerage commission																												$ 11,200
Description of evaluation stock																												evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital
Debt discounts																												$ 70,153
Amortization of the debt discounts																												3,075
Total debt cancelled																												296,975
Principal amount																																$ 255,073,185
Conversion of convertible secured promissory note, amount																													$ 7,200			13,198			$ 30,000
Discreption of monthly payment	least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days,		seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Stock trading price							$ 0.0215
Proceeds from notes payable	$ 5,000		$ 315,000
Debt issue costs																	$ 35,240
Additional paid in capital																		$ 26,477,739										$ 29,011,616				$ 26,477,739		$ 24,325,517	$ 24,325,517
Common stock shares																		527,327,424										604,029,492				527,327,424		419,562,102	419,562,102
Original issue discount							$ 51,807											$ 0										$ 67,078				$ 0
Convertible secured promissory note																		$ 429,385										685,361				429,385		$ 133,333	$ 133,333
Convertible Unsecured Promissory Note [Member]
Common stock, par value		$ 0.001		$ 0.001		$ 0.001											$ 0.001																				$ 0.001			$ 0.001
Debt issue costs		$ 0				$ 23,744									$ 847		$ 58,202
Convertible Debt January 25 2021 [Member]
Accrued interest notes payable																										$ 1,183						1,221		2,790
Debt instrument converted principal amount																																$ 6,000
Common stock shares																		28,992,782														28,992,782
Penalty per day																																$ 16,802
Convertible Debts January 25 2021 [Member]
Accrued interest notes payable																										$ 1,183		1,221
Debt instrument converted principal amount																												$ 6,000
Common stock shares																												4,057,954
Penalty per day																												$ 500
Convertible Unsecured Promissory Note January 4, 2022 [Member]
Amortization of debt discounts																																53,248,000
Debt discount balance 1																		$ 2,046														2,046
Interest Expense																																$ 1,398
Convertible promissory note percentage																																8.00%
Interest rate																																22.00%
Fixed monetary amount																		84,615														$ 84,615
Debt instrument converted principal amount																																55,000
Net proceeds working capital																																$ 52,000
Debt conversion, description																																The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																		29,615														$ 29,615
Debt issue costs																																3,000			3,000
Unsecured Promissory Note [Member]
Accrued interest notes payable																																15,038		12,263
Convertible Unsecured Promissory Note February 3 2021 [Member]
Late fee on convertible promissory note in default																																$ 55,000
Convertible promissory note percentage																																10.00%
Common stock, par value										$ 0.001
Interest rate																																22.00%
Accrued interest																		$ 1,454														$ 1,454															$ 2,750
Fixed monetary amount																																		84,615	84,615
Debt instrument converted principal amount										$ 0
Net proceeds working capital																																$ 52,000
Debt conversion, description																																The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																																		29,615	29,615												$ 29,615
Debt issue costs																																$ 3,000			3,000
Debt discount balance																																$ 1,537
Common stock shares																																															4,249,163
Convertible Unsecured Promissory Note March 17 2021 [Member]
Convertible promissory note percentage																																10.00%
Common stock, par value																		$ 0.001														$ 0.001
Accrued interest																		$ 1,549							$ 2,050							$ 1,549
Fixed monetary amount																																																		$ 63,077
Debt instrument converted principal amount																																41,000
Net proceeds working capital																																$ 38,000
Debt conversion, description																																The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																		$ 22,077							22,077							$ 22,077
Debt issue costs																									3,000										3,000
Debt discount balance																									3,000							3,000			3,000
Remaining debt discount balance																																1,882
Convertible Unsecured Promissory Note May 3 2021 [Member]
Interest Expense																																$ 2,400
Convertible promissory note percentage																																10.00%
Common stock, par value																		$ 0.001														$ 0.001
Interest rate																																22.00%
Accrued interest																																												$ 2,400
Fixed monetary amount																																																		80,000
Debt instrument converted principal amount																															$ 48,000	$ 48,000
Net proceeds working capital																																$ 45,000
Debt conversion, description																																The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																																		32,000	32,000															4,560
Debt issue costs																																$ 3,000		3,000
Debt instrument converted shares																																7,098,592
Convertible Unsecured Promissory Note June 7 2021 [Member]
Interest Expense																																$ 2,650
Convertible promissory note percentage																																10.00%
Interest rate																																22.00%
Accrued interest																																	$ 2,650
Fixed monetary amount																																		88,333	88,333
Debt instrument converted principal amount																																$ 0
Net proceeds working capital																																$ 50,000
Debt conversion, description																																Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																																	27,780,000	35,333	35,333
Debt discount balance																																$ 3,000	1,800
Unsecured Note Payable [Member]
Debt instrument, interest rate																																																						5.00%
Accrued interest																		$ 32,560														$ 32,560
Conversion price																		$ 0.05														$ 0.05
Notes payable, net of original issue discount																																																						$ 50,000
Repaid																																$ 12,500
Outstanding balance																																$ 37,500
Common stock shares																																																						24,325,517
Convertible Unsecured Promissory Notes March 17 2021 [Member]
Convertible promissory note percentage																												10.00%
Common stock, par value																		$ 0.001														$ 0.001
Fixed monetary amount																																																		$ 63,077
Debt instrument converted principal amount																												$ 41,000
Net proceeds working capital																												$ 38,000
Debt conversion, description																												The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																		$ 22,077							22,077							$ 22,077
Debt issue costs																									3,000										3,000
Debt discount balance																									3,000			$ 3,000							3,000
Remaining debt discount balance																												1,882
May 7 2020 to August 17 2020 Member
Common stock, par value																		$ 0.001														$ 0.001
Offset Put premium liability																		$ 4,560														$ 4,560													$ 9,250
Put premium liability																		4,690														4,690													57,417
First note principal amount																																									$ 0
First note accured interest																																									2,648
Balance of first note																																													$ 34,175
May 17, 2019 [Member]
Interest Expense																																6,687			14,400
Accrued interest																		$ 44,806														44,806		$ 38,119	$ 38,119
Proceeds from issuance of convertible promissory notes																																685,361
August 3, 2021 and September 15, 2021 and November 5, 2021 [Member]
Late fee on convertible promissory note in default																																750,000
Amortization of the debt discounts																																$ 34,690
Principal amount																						$ 185,000
Debt instrument, interest rate																		10.00%														10.00%		10.00%	10.00%
Debt issue costs																		$ 16,900														$ 16,900
Debt discount balance																																16,690
Convertible redeemable promissory note face value																		185,000														185,000											$ 27,500			$ 27,500	$ 130,000
Proceeds from common stock shares																																150,100
Convertible secured promissory note																		185,000											18,000			185,000		$ 24,600,248	$ 24,600,248
Prepaid principal amount																																										$ 25,000
Proceeds from convertible secured promissory note																						315,000
Lender Paid																						217,560
Guranteed Interest amount																						55,000										55,000
Prepayment Of the outstanding principal and interest																						$ 37,500										10,360
Prepayment Of the outstanding principal and interest Percent																						5.00%
Initial tranche note after payment																																18,000
July 15 ,2022 [Member]
Notes payable												$ 30,000											$ 55,000					552,300		$ 55,000																			$ 30,000		$ 25,000
Amortization of debt discounts																																954
Aggregate principal amount			$ 53,000																	560,000
Net proceeds from issuance of note																				$ 468,760								50,000
Debt discount balance 1																		$ 2,046														2,046
Late fee on convertible promissory note in default																												150,000
Interest Expense				$ 2,046				$ 1,221																				1,173		1,386		$ 14,400			$ 4,645
Accrued interest notes payable														$ 2,200														$ 10
Convertible promissory note percentage																												8.00%
Common stock, par value								$ 0.001		$ 0.001					$ 0.001			$ 0.001			$ 0.001											$ 0.001
Principal amount, conversion																											$ 9,216	$ 25,000
Issuance shares of common stock																												5,000,000
Amortization of the debt discounts																												$ 132
Total debt cancelled								$ 7,221
Principal amount																						$ 185,000						232,300
Conversion of convertible secured promissory note, amount																												$ 5,998
Discreption of monthly payment																												seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the “Maturity Date”.
Stock trading price																												$ 0.0215
Common stock par value										$ 0.001																		$ 0.001
Proceeds from notes payable																												$ 160,000
Interest rate ranging																												from no interest to 8% annually
Accrued expenses late fee																												$ 5,400
Repaid									$ 5,000							$ 5,000
Outstanding balance																		$ 50,000										45,000				$ 50,000
Debt outstanding																		$ 173,709										$ 91,802				$ 173,709
Interest rate			10.00%									8.00%															8.00%	22.00%
Debt instrument, interest rate												24.00%						0.10%														0.10%																	10.00%	10.00%	10.00%			5.00%
Expected term																										3 years		3 months						3 months	9 years
Accrued interest																		$ 10,529										$ 11,915				$ 10,529		$ 38,119	$ 38,119
Fixed monetary amount																												84,615																						$ 80,000
Debt instrument converted principal amount										$ 55,000																		55,000			48,000
Net proceeds working capital																												$ 52,000
Debt conversion, description																												The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability			$ 28,538												$ 29,615			35,333														$ 35,333	35,333																	$ 32,000
Debt issue costs																		$ 16,900									$ 5,500	$ 3,000		3,000				3,000	3,000
Stock Price																												$ 0.0036																	$ 0.02
Volatility																												383.00%
Discount rate																												2.38%
Conversion price description																												The Conversion Price is equal to the lower of (1) the lowest trade during the previous twenty-five (25) trading days or (2) Sixty-One Percent (61%) of the of the lowest trade during the twenty-five (25) trading days immediately preceding a conversion date. The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections. The promissory note contains customary affirmative and negative covenants of the Company. Additionally, the Company issued the lender a common stock purchase warrant with a three (3) year term to acquire 1,500,000 shares of common stock at an exercise price of $0.10 per share.
Exercise price																		$ 0.0067														$ 0.0067
Volatility1																												3.83%
Discount rate 1																												2.38%
Common stock shares issuable of conversion of debt																																													22,354,694
Additional paid in capital																		$ 24,960														$ 24,960
Common stock shares																												1,000,000																			11,105,164							159,880
Debt discount balance																									$ 3,000			$ 49,252					$ 1,800		3,000
Proceeds from issuance of convertible promissory notes			160,000																								55,284	121,750
Convertible redeemable promissory note face value			200,000															16,802									70,000	16,802				16,802											$ 27,500			$ 27,500	$ 130,000
Purchase of office equipment																												11,000
Original issue discount			40,000																																				$ 51,807
Interest payable in seven equal monthly payments			$ 31,429
Proceeds from common stock shares																												150,100
Convertible secured promissory note																		185,000										53,333	18,000			185,000
Amortization debt discount																												34,690
Prepaid principal amount																																										$ 185,000
Proceeds from convertible secured promissory note																						315,000
Lender Paid																						217,560
Guranteed Interest amount																						22,200						22,200
Prepayment Of the outstanding principal and interest																						$ 10,360						10,360
Prepayment Of the outstanding principal and interest Percent																						0.05%
Initial tranche note after payment																												18,000
Common stock issued in exchange								2,600,000
Notes payable principal balance								$ 6,000
Par value of shares issued on conversion								2,600
Offset to additional paid in capital								$ 4,621
Put premium liability																		11,201										66,667				11,201
Convertible principal divided																												$ 100,000
Default interest rate																																																		24.00%
Conversion price																												$ 0.0022
Conversion option liability																												$ 176,295
Gain on conversion																												21,213		20,736
Conversion option liability to additional paid in capital																												$ 197,508
Debt instrument converted shares																												7,098,592
Notes payable, net of original issue discount																																																						$ 50,000
Stock Issued During Period, Shares, Conversion of Convertible Securities										5,000,000											1,000,000
Convertible secured promissory notes payable										$ 136,743								16,802											80,000			16,802
Put premium liability reclassified to additional paid in capital																		42,132														42,132
Promissory principal amount																												$ 11,517
Promissory balance																												138,483
Payment for penalty																												250
First note principal amount																																									6,170
First note accured interest																																									$ 2,648
Lender [Member]
Common stock, par value										$ 0.001											$ 0.001
Conversion of convertible secured promissory note, amount																					$ 7,200											5,998
Convertible secured promissory note																		433,402														433,402
Put premium liability																		11,201														11,201
Stock Issued During Period, Shares, Conversion of Convertible Securities										150,000											1,000,000
Put premium liability reclassified to additional paid in capital																		42,132														42,132
Promissory principal amount																																11,517
Promissory balance																																138,483
Payment for penalty																																250
Convertible secured promissory notes payable										$ 30,000								$ 549,800											$ 80,000			$ 549,800
Interest rate																		18.00%														18.00%																		18.00%
Lender [Member] | May 7, 2020 to August 17, 2020 [Member]
Debt instrument converted principal amount																												$ 39,180				$ 39,180
Debt instrument converted shares																												43,748,599				283,983
Lender [Member] | November 4, 2021 [Member] | Convertible Unsecured Promissory Note [Member]
Common stock, par value																		$ 0.001														$ 0.001
Debt discount balance																												$ 1,513				$ 289,924
Lender [Member] | December 9, 2021 [Member]
Common stock, par value																		$ 0.001														$ 0.001
Convertible redeemable promissory note face value																		$ 53,000														$ 53,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																												9,594,828				9,594,828
Lender [Member] | January 13, 2022 [Member]
Common stock, par value																		$ 0.001										$ 0.001				$ 0.001
Debt instrument converted shares																												1,348,348				1,348,348
Convertible secured promissory note																		$ 100,000														$ 100,000
Lender [Member] | July 21, 2021 [Member]
Notes payable																							55,000							55,000
Requested repayment																							0
Lender [Member] | From September 17, 2021 through September 27, 2021 [Member] | Convertible Unsecured Promissory Note [Member]
Common stock, par value																		$ 0.001														$ 0.001
Convertible redeemable promissory note face value																		$ 41,000														$ 41,000
Debt instrument converted shares																												4,659,872				4,659,872
Lender [Member] | January 28, 2022 [Member]
Common stock, par value																		$ 0.001														$ 0.001
Convertible redeemable promissory note face value																		$ 25,000														$ 25,000
Lender 9 [Member] | November 4, 2021 [Member]
Common stock, par value																																												$ 0.001
Debt instrument converted shares																												7,098,592				7,098,592
Lender 10 [Member] | December 9, 2021 [Member]
Common stock, par value																																	$ 0.001
Debt instrument converted shares																												9,594,828				9,594,828
Lender 11 [Member] | January 13, 2022 [Member]
Common stock, par value																																									$ 0.001
Debt instrument converted principal amount																												$ 6,170				$ 6,170
Debt instrument converted shares																												1,348,348				1,348,348
Eight Third Parties [Member]
Notes payable																		357,300														$ 357,300
Principal amount																																232,300
Accrued expenses late fee																																													$ 560,000
Binomial Lattice Pricing Model [Member]
Interest Expense																																33,698			33,975
Accrued interest																		$ 62,474														$ 62,474		$ 28,776	$ 28,776
Stock Price																		$ 0.023														$ 0.023		$ 0.023	$ 0.023
Discount rate																																0.83%	1.00%	24.00%
Conversion price																		$ 0.0125														$ 0.0125		$ 0.0131	$ 0.0131
Conversion option liability to additional paid in capital																																$ 3			$ 208,503
Gain (loss) from change in fair value of conversion option liability																																10,995
Conversion option liability																		$ 405,757														405,757
Note Payable [Member]
Notes payable																							$ 55,000							55,000																			$ 30,000
Interest Expense																																5,500			$ 4,645
Repaid									$ 5,000
Outstanding balance																		50,000										$ 45,000				$ 50,000
Interest rate																																22.00%
Debt instrument, interest rate																																																	10.00%		10.00%
Expected term																																3 months		3 months	9 years
Note Payable One [Member]
Interest Expense																																$ 2,415			$ 2,500
Convertible Unsecured Promissory Note May 2, 2019 [Member]
Interest Expense																																1,079			1,709
Principal amount, conversion																																0
Debt instrument, interest rate																																																		10.00%
Fixed monetary amount																		166,667														166,667
Debt issue costs																																12,400
Proceeds from issuance of convertible promissory notes																																85,450
Convertible redeemable promissory note face value																		100,000														100,000
Put premium liability																		66,667														66,667
Convertible principal divided																		$ 100,000														$ 100,000
Default interest rate																																																24.00%
First note principal amount																																													$ 87,830
Convertible Unsecured Promissory Note May 8, 2019 [Member]
Debt instrument, interest rate																		24.00%														24.00%
Debt instrument converted principal amount																															150,000
Debt instrument converted shares																																1,500,000
Accrued interest																																12.00%
Exercise price of warrants													$ 560,000
Liability of option conversion																																$ 11,201		$ 11,201
Conversion fees																																(473,618)
Convertible Secured Note Payable [Member] | November 24, 2021 [Member]
Late fee on convertible promissory note in default																												315,000				315,000
Interest Expense																												16,259				$ 0
Common stock, par value																		$ 0.001														$ 0.001
Debt instrument, interest rate																						10.00%
Accrued interest					$ 20,083													$ 16,259														$ 16,259
Debt issue costs					65,190																	$ 27,680						27,680				27,680
Debt discount balance					$ 50,010																							203,695				203,695
Proceeds from common stock shares																												255,820				255,820
Stock Issued During Period, Shares, Conversion of Convertible Securities					34,800,000					2,498,971											1,000,000
First note principal amount					$ 178,257																																				$ 6,170
Issuance note after payment																												31,500				31,500
Administrative fees																												1,750				433,402,102
Convertible secured promissory note					$ 136,744													$ 4,520,056				$ 29,553,706										4,520,056
Lender received																												133,333				$ 133,333
Warrant exercise Price																						$ 3
Expected term																						234 years
Expected Volatility																						0.00%
Discount rate																						0.06%
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 1 [Member]
Common stock shares																		40,000														40,000
Exercise Price																																$ 0.035
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 2 [Member]
Interest Expense																												6,100		$ 630					14,400
Accrued interest																		$ 76,367										$ 16,259				$ 76,367
Common stock shares																		(40,000)														(40,000)
Exercise Price																												$ 0.03				$ 0.030
Common stock shares1																		540,000														540,000
Exercise Price1																												$ 0.042				$ 604,029,492
Cancellable warrant																		15,000,000														15,000,000
Convertible Unsecured Promissory Note December 5, 2019 [Member]
Debt instrument, interest rate												24.00%						12.00%														12.00%
Convertible Secured Note Payable 1 [Member]
Accrued interest																		$ 76,367														$ 76,367		255,973,185	255,973,185
Outstanding debt balance																		$ 62,970,000														62,970,000		25,000,000	$ 25,000,000
Convertible Unsecured Promissory Note May 8, 2019 2[Member]
Late fee on convertible promissory note in default																																$ 150,000
Interest rate																																12.00%
Expected term																										3 years						3 years
Stock Price																																													$ 1.96
Discount rate																																2.38%
Conversion price description																																1.96
Exercise price																		$ 0														$ 0
Volatility1																																383.00%
Discount rate 1																																2.38%
Common stock shares issuable of conversion of debt																																													22,354,694
Additional paid in capital																		$ 24,960														$ 24,960
Volatility																																383.00%
Secured promissory notes [Member]
Late fee on convertible promissory note in default																																$ 80,000
Principal amount, conversion																											$ 9,216					$ 25,000
Interest rate											10.00%	8.00%						10.00%									8.00%					22.00%			10.00%
Accrued interest																		$ 215,260														$ 215,260
Debt issue costs																											$ 5,500
Proceeds from issuance of convertible promissory notes																											(599,386)					429,385
Convertible redeemable promissory note face value																		$ 16,802									$ 70,000					16,802
Purchase of office equipment																																1,200,000
Outstanding balance																																$ 137,931,115
Convertible Unsecured Promissory Notes December 5, 2019 [Member]
Debt instrument, interest rate												0.24%						0.12%														0.12%
Convertible Unsecured Promissory Notes May 8, 2019 [Member]
Debt instrument, interest rate																		24.00%														24.00%
Debt instrument converted principal amount																															$ 150,000
Debt instrument converted shares																												1,500,000
Accrued interest																												12.00%
Exercise price of warrants													$ 0.10
Liability of option conversion																												$ 28,250						$ 446,862
Conversion fees																												750
Convertible Secured Notes Payable 1 [Member]
Accrued interest																		$ 76,367										$ 76,367				$ 76,367
Outstanding debt balance																		$ 550,000														$ 550,000